Warrants - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jun. 23, 2022 CNY (¥) shares	Jun. 23, 2022 USD ($) $ / shares shares	May 03, 2021 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 01, 2021 $ / shares shares
Warrants
Payments for repurchase of warrants				¥ 44,282	$ 6,420
Change in fair value of warrant liability			¥ (258,782)	¥ 24,598	$ 3,566	¥ 190,178	¥ 0
ADR [Member]
Warrants
Class of warrant or right, number of securities called by warrants or rights			674,603
ADR [Member] | Warrants | Separate warrant repurchase agreements
Warrants
Price paid per share | $ / shares		$ 1.4
Shares outstanding	4,722,223	4,722,223
Class A ordinary shares
Warrants
Class of warrant or right, number of securities called by warrants or rights			10,119,045
Class A ordinary shares | Warrants
Warrants
Class of warrant or right, exercise price of warrants or rights | $ / shares								$ 1.05
Class A ordinary shares | Warrants | Separate warrant repurchase agreements
Warrants
Shares outstanding	70,833,345	70,833,345
Tranche One | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, exercise price of warrants or rights | $ / shares								16.38
Tranche One | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, exercise price of warrants or rights | $ / shares								1.09
Tranche Two | ADR [Member] | Warrants
Warrants
Class of warrant or right, exercise price of warrants or rights | $ / shares								$ 15.75
Tranche Two | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights								674,603
Tranche Two | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights								10,119,045
Investor Warrants | Tranche One | Warrants | Separate warrant repurchase agreements
Warrants
Payments for repurchase of warrants | $		$ 6,600
Investor Warrants | Tranche One | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights								4,047,620
Payments for repurchase of warrants | ¥	¥ 44,300
Investor Warrants | Tranche One | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights								60,714,300